Loans Receivable and Allowance for Loan Losses	12 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Loans Receivable and Allowance for Loan Losses

Note 3 - Loans Receivable and allowance for loan losses

The loans receivable portfolio is segmented into real estate loans, commercial and industrial, and consumer loans. Real estate loans consist of the following classes: one- to four-family real estate, multi-family real estate, and commercial real estate. Commercial and industrial loans consist of commercial lines of credit and term loans. Consumer loans consist of second mortgage loans, equity lines of credit and passbook or certificate and other loans.

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2017	2016
	(In Thousands)
Real estate:
One- to four-family	$702,438	$617,694
Multi-family	123,918	56,244
Commercial	170,464	97,379
	996,820	771,317
Commercial and industrial	2,571	201
Consumer:
Second mortgage and equity lines of credit	10,297	9,337
Passbook or certificate and other loans	563	670
	10,860	10,007
Total Loans	1,010,251	781,525
Net purchase premiums, discounts, and deferred loan costs	3,693	3,064
Total Loans, Net	$1,013,944	$784,589

The allowance for loan losses consists of general, specific and unallocated components. For loans that are classified as impaired, a valuation allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component of the allowance covers pools of loans by loan class not considered impaired, as well as smaller balance homogeneous loans, such as one- to four-family real estate, second mortgage loans and home equity lines of credit and passbook or certificate and other loans. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors to reflect current conditions. The qualitative risk factors include:

1.	Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.

2.	National, regional, and local economic and business conditions, including the value of underlying collateral for collateral dependent loans.

3.	Nature and volume of the portfolio and terms of loans.

4.	Experience, ability, and depth of lending management and staff.

5.	The quality of the Bank’s loan review system.

6.	Volume and severity of past due, classified and nonaccrual loans.

7.	Existence and effect of any concentrations of credit and changes in the level of such concentrations.

8.	Effect of external factors, such as competition and legal and regulatory requirements.

Note 3 - Loans Receivable and allowance for loan losses (Continued)

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating losses in the portfolio.

The evaluation of the adequacy of the allowance is based on an analysis which categorizes the entire loan portfolio by certain risk characteristics. The loan portfolio segments are further disaggregated into the following loan classes, where the risk level for each type is analyzed when determining the allowance for loan losses.

Real Estate:

1. One- to Four-Family Loans—consists of loans secured by first liens on either owner occupied or investment properties. These loans can be affected by economic conditions and the value of the underlying properties. The risk is considered relatively low as the Bank has always had conservative underwriting standards and does not have sub-prime loans in its loan portfolio.

2. Multi-Family Loans—consists of loans secured by multi-family real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties.

3. Commercial Loans—consists of loans secured by commercial real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. These loans are affected by economic conditions to a greater degree than one- to four-family and multi-family loans.

4. Construction Loans—consists primarily of the financing of construction of one- to four family properties or construction/permanent loans for the construction of one- to four-family homes to be occupied by the borrower. Construction loans generally are considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate due to uncertainty of construction costs. Independent inspections are performed prior to disbursement of loan proceeds as construction progresses to mitigate these risks. These loans are also affected by economic conditions. There were no construction loans outstanding as of March 31, 2016 or 2017.

Commercial and Industrial:

Consists of commercial lines of credit and term loans which can be either secured or unsecured. Commercial and industrial loans are generally considered to involve a higher degree of risk of loss due to the concentration of principal in a limited number of loans and/or borrowers and the effects of general economic conditions on the business and/or the value of the underlying properties, if applicable. Commercial and industrial loans generally have shorter terms and higher interest rates than other forms of lending.

Consumer:

1. Second Mortgage and Equity Lines of Credit—consists of one- to four-family loans secured by first, second or third liens (when the Bank has the two other lien positions). These loans are affected by the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy. The credit risk is considered slightly higher than one- to four-family first lien loans as these loans are also dependent on the value of underlying properties, but in many of instances have the added risk of a subordinate collateral position.

2. Passbook or Certificate and Other Loans—consists of loans secured by passbook accounts and certificates of deposits and unsecured loans. The passbook or certificate loans have low credit risk as they are fully secured by their collateral. Unsecured loans included in other loans, comprise two loans in a New Jersey loan fund, which also are considered a low credit risk.

Note 3 - Loans Receivable and allowance for loan losses (Continued)

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Non-classified assets are rated as pass or pass-watch. Pass-watch loans require current oversight or tracking by management generally due to incomplete documentation or monitoring due to previous delinquent status.

Management performs a classification of assets review, including the regulatory classification of assets, generally on a monthly basis. The results of the classification of assets review are validated by the Company’s third party loan review firm during their semi-annual independent review. In the event of difference in rating or classification between those assigned by the internal and external resources, management and third parties confer to determine the more acceptable rating or classification. Final loan ratings and regulatory classifications are presented quarterly to the Board of Directors and are reviewed by regulators during the examination process.

In addition, the Office of the Comptroller of the Currency (the “OCC”), as an integral part of its examination process, periodically reviews the Bank’s loan portfolio and the related allowance for loan losses. The OCC may require the allowance for loan losses to be increased based on its review of information available at the time of the examination.

The change in the allowance for loan losses for the years ended March 31, 2017, 2016 and 2015 is as follows:

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Commercial and Industrial	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2016:
Total allowance for loan losses	$2,922	$505	$865	$2	$44	$—	$22	$4,360
Charge-offs	(247)	—	—	—	—	—	—	(247)
Recoveries	2	—	—	—	—	—	—	2
Provision charged to operations	430	720	821	26	(10)	—	(2)	1,985
At March 31, 2017:
Total allowance for loan losses	$3,107	$1,225	$1,686	$28	$34	$—	$20	$6,100

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Commercial and Industrial	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2015:
Total allowance for loan losses	$2,704	$350	$353	$1	$—	$42	$—	$25	$3,475
Charge-offs	(183)	—	—	—	—	—	—	—	(183)
Recoveries	3	—	—	—	—	—	—	—	3
Provision charged to operations	398	155	512	(1)	2	2	—	(3)	1,065
At March 31, 2016:
Total allowance for loan losses	$2,922	$505	$865	$—	$2	$44	$—	$22	$4,360

Note 3 - Loans Receivable and allowance for loan losses (Continued)

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2014:
Total allowance for loan losses	$2,460	$186	$224	$2	$45	$1	$153	$3,071
Charge-offs	(313)	—	—	—	—	—	—	(313)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	557	164	129	(1)	(3)	(1)	(128)	717
At March 31, 2015:
Total allowance for loan losses	$2,704	$350	$353	$1	$42	$—	$25	$3,475

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2017 and 2016.

March 31, 2017	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Commercial and Industrial	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	3,107	1,225	1,686	28	34	—	20	6,100
Total	$3,107	$1,225	$1,686	$28	$34	$—	$20	$6,100
Loans:
Individually evaluated for impairment	$1,665	$191	$184	$—	$12	$—	$—	$2,052
Collectively evaluated for impairment	700,773	123,727	170,280	2,571	10,285	563	—	1,008,199
Total	$702,438	$123,918	$170,464	$2,571	$10,297	$563	$—	$1,010,251

March 31, 2016	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Commercial and Industrial	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,922	505	865	2	44	—	22	4,360
Total	$2,922	$505	$865	$2	$44	$—	$22	$4,360
Loans:
Individually evaluated for impairment	$1,221	$197	$186	$—	$12	$—	$—	$1,616
Collectively evaluated for impairment	616,473	56,047	97,193	201	9,325	670	—	779,909
Total	$617,694	$56,244	$97,379	$201	$9,337	$670	$—	$781,525

Note 3 - Loans Receivable and allowance for loan losses (Continued)

The aggregate amount of classified loan balances are as follows at March 31, 2017 and 2016:

					Second	Passbook or
	One- to Four			Commercial	Mortgage and	Certificate
	-Family	Multi-Family	Commercial	and	Equity Lines	and Other	Total
March 31, 2017	Real Estate	Real Estate	Real Estate	Industrial	of Credit	Loans	Loans
	(In Thousands)
Non-classified:	$697,958	$123,918	$170,280	$2,571	$10,297	$563	$1,005,587
Classified:
Special mention	489	—	—	—	—	—	489
Substandard	3,991	—	184	—	—	—	4,175
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—
Total loans	$702,438	$123,918	$170,464	$2,571	$10,297	$563	$1,010,251

					Second	Passbook or
	One- to Four			Commercial	Mortgage and	Certificate
	-Family	Multi-Family	Commercial	and	Equity Lines	and Other	Total
March 31, 2016	Real Estate	Real Estate	Real Estate	Industrial	of Credit	Loans	Loans
	(In Thousands)
Non-classified:	$613,559	$56,244	$97,193	$201	$9,277	$670	$777,144
Classified:
Special mention	639	—	—	—	—	—	639
Substandard	3,496	—	186	—	60	—	3,742
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—
Total loans	$617,694	$56,244	$97,379	$201	$9,337	$670	$781,525

The following table provides information with respect to our nonaccrual loans at March 31, 2017 and 2016. Loans are generally placed on nonaccrual status when they become more than 90 days delinquent, or when the collection of principal and, or interest become doubtful. Nonaccrual loans differed from the amount of total loans past due greater than 90 days due to some previously delinquent loans that are currently not more than 90 days delinquent which are maintained on nonaccrual status for a minimum of six months until the borrower has demonstrated the ability to satisfy the loan terms. A loan is returned to accrual status when there is sustained consecutive period of repayment performance (generally six consecutive months) by the borrower in accordance with the contractual terms of the loan, or in some circumstances, when the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

	March 31,
	2017	2016
	(In Thousands)
Nonaccrual loans:
Real estate:
One- to four-family	$3,508	$3,412
Commercial	184	186
Consumer:
Second mortgage and equity lines of credit	—	60
Total nonaccrual loans	$3,692	$3,658

During the years ended March 31, 2017, 2016 and 2015, interest income of approximately $121,000, $75,000, and $190,000, respectively, was recognized on these loans on a cash basis. Interest income that would have been recorded had the loans been on accrual status and performing in accordance with the original terms of the contracts amounted to approximately $162,000, $155,000, and $265,000, respectively, for the years ended March 31, 2017, 2016, and 2015.

Note 3 - Loans Receivable and allowance for loan losses (continued)

The following table provides information about delinquencies in our loan portfolio at March 31, 2017 and 2016.

	30-59	60-89	90 Days			Total
	Days	Days	Or More	Total		Gross
March 31, 2017	Past Due	Past Due	Past Due	Past Due	Current	Loans
	(In Thousands)
Real estate:
One- to four-family	$1,594	$665	$2,879	$5,138	$697,300	$702,438
Multi-family	—	—	—	—	123,918	123,918
Commercial	—	—	184	184	170,280	170,464
Commercial and industrial	—	—	—	—	2,571	2,571
Consumer:
Second mortgage and equity lines of credit	9	—	—	9	10,288	10,297
Passbook or certificate and other loans	2	—	—	2	561	563
Total	$1,605	$665	$3,063	$5,333	$1,004,918	$1,010,251

	30-59	60-89	90 Days			Total
	Days	Days	Or More	Total		Gross
March 31, 2016	Past Due	Past Due	Past Due	Past Due	Current	Loans
	(In Thousands)
Real estate:
One- to four-family	$2,493	$992	$2,806	$6,291	$611,403	$617,694
Multi-family	—	—	—	—	56,244	56,244
Commercial	—	—	186	186	97,193	97,379
Commercial lines of credit	—	—	—	—	201	201
Consumer:
Second mortgage and equity lines of credit	100	—	60	160	9,177	9,337
Passbook or certificate and other loans	19	—	—	19	651	670
Total	$2,612	$992	$3,052	$6,656	$774,869	$781,525

Loans with a carrying value of $483,000 and $0, respectively, were past due greater than 90 days and accruing as of March 31, 2017 and 2016.

We may obtain physical possession of real estate collateralizing a residential mortgage loan via foreclosure or an in-substance repossession. As of March 31, 2017, we held two foreclosed residential real estate properties with a carrying value of $698,000 as a result of obtaining physical possession. In addition, as of March 31, 2017 and 2016, we had seven and nine, residential mortgage loans with a carrying value of $874,000 and $1.6 million, respectively, collateralized by residential real estate for which formal foreclosure proceedings were in process.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due under the contractual terms of the loan agreement. The Company considers one- to four-family mortgage loans and consumer installment loans to be homogeneous and, therefore, does not generally evaluate them for impairment, unless they are considered troubled debt restructurings. All other loans are evaluated for impairment on an individual basis.

Note 3 - Loans Receivable and allowance for loan losses (Continued)

Impaired loans, none of which had a related allowance at or for the years ended March 31, 2017, 2016 and 2015, were as follows:

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2017	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate:
One-to four-family	$1,665	$2,017	$1,410	$65
Multi-family	191	215	194	11
Commercial	184	184	184	3
Consumer:
Second mortgage and equity lines of credit	12	12	12	1
Total impaired loans	$2,052	$2,428	$1,800	$80

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2016	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate:
One-to four-family	$1,221	$1,412	$1,091	$41
Multi-family	197	222	683	46
Commercial	186	186	285	30
Consumer:
Second mortgage and equity lines of credit	12	12	12	1
Total impaired loans	$1,616	$1,832	$2,071	$118

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2015	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate:
One-to four-family	$885	$1,058	$746	$20
Multi-family	784	810	250	12
Commercial	439	439	351	16
Consumer:
Second mortgage and equity lines of credit	13	13	4	—
Total impaired loans	$2,121	$2,320	$1,351	$48

The recorded investment in loans modified in a troubled debt restructuring totaled $1.5 million at March 31, 2017, of which $331,000 was over 90 days past due, $14,000 was 60-89 days past due and $55,000 was 30-59 days past due. The remaining loans modified were current at the time of the restructuring and have complied with the terms of their restructure agreements at March 31, 2017. The recorded investment in loans modified in a troubled debt restructuring totaled $994,000 at March 31, 2016, of which $213,000 was 30-59 days past due. The remaining loans modified were current at the time of the restructuring and have complied with the terms of their restructure agreements at March 31, 2016. The recorded investment in loans modified in a troubled debt restructuring totaled $784,000 at March 31, 2015, of which $7,000 was 60 days or more past due. The remaining loans modified were current at the time of the restructuring and had complied with the terms of their restructure agreements at March 31, 2015. Loans that were modified in a troubled debt restructuring represent concessions made to borrowers experiencing financial difficulties. The Bank works with these borrowers to modify existing loan terms usually by extending maturities or reducing interest rates. The Bank records an impairment loss, if any, based on the present value of expected future cash flows discounted at the original loan’s effective interest rate. Subsequently, these loans are individually evaluated for impairment.

Note 3 - Loans Receivable and allowance for loan losses (Continued)

The following table presents troubled debt restructurings by class during the periods indicated.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Charge-off Recorded Upon Restructuring
		(Dollars In Thousands)
Year Ended March 31, 2017
One- to Four-Family Real Estate	3	$646	$548	$38
Year Ended March 31, 2016
One- to Four-Family Real Estate	2	248	238	23
Year Ended March 31, 2015
One- to Four-Family Real Estate	2	269	274	7
Second Mortgage Consumer Loan	1	13	13	—

There were no defaults that occurred within twelve months of restructuring during the years ended March 31, 2017, 2016 and 2015.

The Bank has granted loans to certain officers and directors of the Bank and to their associates. The activity with respect to these loans is as follows:

	Years Ended March 31,
	2017	2016
	(In Thousands)
Balance, beginning	$974	$871
Loans originated	150	185
Collection of principal	(77)	(82)
No longer associated persons	(291)	—
Balance, ending	$756	$974